Digital Currencies - Schedule of continuity of digital currencies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Digital Currencies [Abstract]
Opening balance, digital currency	$ 3,455,756	$ 4,158,501
Digital currency mined	66,697,924	29,219,843
Digital assets received	1,057,334	4,261,351
Digital currency sold	(38,437,132)	(32,996,432)
Revaluation adjustment	24,725,838	(1,187,507)
Ending balance, digital currency	$ 57,499,720	$ 3,455,756